CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EXPENSES
Research	$ 54,910	$ 32,362
General and administrative costs	45,368	32,588
Share-based compensation	42,869	13,886
TOTAL EXPENSES	143,147	78,836
OTHER INCOME (EXPENSES)
Foreign currency translation gain	21,749	137
Interest income	8,289	619
Other loss	(28)	0
TOTAL OTHER INCOME	30,010	756
NET LOSS FOR THE YEAR	(113,137)	(78,080)
OTHER COMPREHENSIVE LOSS
Foreign currency translation differences for foreign operations	(4,946)	(250)
COMPREHENSIVE LOSS FOR THE YEAR	$ (118,083)	$ (78,330)
Basic loss per share for the year (in dollars per share)	$ (5.59)	$ (9.41)
Weighted average number of common shares outstanding - basic (in shares)	20,222,493	8,297,370